Internal-Use Software - Schedule of Internal-Use Software (Details) (10-K) - HubPages, Inc. [Member] - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Internal-use software		$ 1,751,978	$ 1,242,461
Less: accumulated amortization	$ (1,367,709)	(1,170,084)	(766,749)
Internal-use Software, net	$ 566,667	$ 581,894	$ 475,712